REVENUE RECOGNITION (Schedule of Company's Revenues According to Company's Segments) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Segment Reporting Information [Line Items]
Revenue	$ 164,492	$ 168,812
Airport Security and Other Aviation Services [Member]
Segment Reporting Information [Line Items]
Revenue	152,622	161,839
Technology [Member]
Segment Reporting Information [Line Items]
Revenue	$ 11,870	$ 6,973